[MFS logo] MFS(SM)
INVESTMENT MANAGEMENT


MFS(R) Municipal Income Trust


Semiannual Report
April 30, 1998


[graphic of man and woman having a discussion]

                                  In Memoriam


                                A. Keith Brodkin
                                  1935 - 1998
                      Chairman and Chief Executive Officer

                          MFS Investment Management(SM)







[Photo of               On February 2, 1998, Keith Brodkin, a friend and leader
A. Keith Brodkin]       to everyone at MFS, died unexpectedly at age 62. His
                        thoughtful letters to shareholders on the markets and economy have been an integral part of MFS shareholder reports like this one for many years.

                        Keith joined MFS in 1970 as the firm's first fixed-income manager, managing the bond portion of MFS(R) Total Return Fund. He went on to manage our first pure bond fund, MFS(R) Bond Fund, when it was introduced in 1974, and he was considered a pioneer in the art of active bond management.

Keith was named President and Chief Investment Officer of MFS in 1987 and four years later became Chairman and Chief Executive Officer. During his stewardship, MFS has achieved significant growth in total assets under management, rising from some $25 billion in 1991 to the over $80 billion today entrusted to us by three million individual and institutional investors worldwide. Under Keith's leadership, MFS has carefully but steadily built its domestic and international investment capabilities through the introduction of a range of new products and a still-growing staff that now numbers over 100 equity and fixed-income professionals.

Throughout his career, Keith was very active in a wide range of charitable endeavors. He is survived by his wife and three children. His leadership, friendship, and wise counsel will be sorely missed.

Dear Shareholders:

For the six months ended April 30, 1998, shares of the Trust provided a total return of -1.61% based on its New York Stock Exchange price. The net asset value of the Trust rose from $8.51 to $8.52 over the period, providing a total return of 3.68%. Over the same period, the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of fixed-rate, investment-grade municipal bonds, provided a total return of 2.77%. The Trust's return assumes the reinvestment of distributions. Additionally, the Trust primarily invests in lower-quality municipal issues rated "Baa" or below or those that are unrated. These lower-rated securities have high coupon rates relative to the market and generally are less price sensitive in a volatile interest-rate environment; hence, they provide less price fluctuation during these periods (although investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions).

The overperformance of the Trust's net asset value relative to the Lehman Index was due to two factors. First, municipal bond yields have remained relatively flat over the past six months. In a stable interest rate environment with income being the main contributor to total return, the Trust's higher yield has led to favorable performance. Second, the Trust benefited from a narrowing of yield spreads among credit qualities of municipal bonds during the period, as investors looked for higher returns in a relatively low interest-rate environment.

The primary objective of the Trust is to seek high current income exempt from federal income taxes. Consistent with this objective, in recent months, there has been a change in emphasis from maximizing current yield to sustaining an above-average yield. We believe the most successful way of achieving that goal is to purchase securities we think offer the most favorable risk/reward tradeoffs and that will produce high tax-exempt yield well into the future. Attempting to maximize yield can result in credit problems that may penalize future income. Therefore, our goal is to pay an above-average, but sustainable, yield versus our competitors. We believe that the best way to accomplish this is to use thorough, fundamental credit research, which we believe is our strongest competitive advantage. While many of our competitors have been reallocating resources away from research, we have made a concerted effort to bolster our municipal research capabilities. This is especially important given that the U.S. economy is now in its seventh year of expansion. While we do not believe an economic slowdown is imminent, history has shown that economic cycles do occur and the duration of this expansion has been relatively long. Therefore, we are carefully analyzing all our holdings and potential purchases in that light, and we believe this will prove to be invaluable during the next business downturn.

While the general decline in interest rates has been favorable for all fixed-income investments, including municipals, some issues particular to the municipal market have presented challenges for investors. First, the decline in interest rates has had a compounding impact on market technicals. Lower rates have spurred refinancings and expanded supply significantly. At the same time, retail demand for municipals, which is a major component of overall demand, has waned as market rates have declined and the stock markets have continued their strong performance. This has caused municipals to underperform other fixed-income markets, especially in the latter part of 1997 and the first quarter of 1998. Second, the continued penetration of municipal bond insurers, which insure over 50% of new-issue supply, has turned a good portion of the market into a commodity and made finding value difficult.

Turning specifically to the high-yield market, there has been a very strong demand for these securities due to the relatively low level of interest rates. Unlike the investment-grade segment of the market, technicals for high-yield paper are strong, with a strong demand for bonds and a limited amount of new-issue supply. Not only are high-yield funds looking to invest new cash in higher-yielding securities, but high-grade funds, which are experiencing calls of higher-coupon bonds issued in the much higher interest-rate environment of the 1980s, are increasingly taking on more risk and purchasing higher-yielding bonds. This is the main reason that the yield spread between high-yield and high-grade bonds has narrowed so significantly. Due to the tight yield spreads among credits, we do not believe investors are getting sufficiently paid for risking more. Therefore, we have increased the average credit quality of the Trust compared to six months ago.

Among sectors, one that appears to offer a good risk/reward tradeoff is health care, particularly long-term care facilities. While this sector is benefiting from favorable demographics and strong demand, the quality of the transactions we see varies widely, so a careful analysis of each transaction is imperative. We typically avoid projects in which the population demographics do not appear to be sufficiently supportive, in which excessive competition appears likely to impair an ability to sustain sufficient long-term occupancy, and in which managements do not appear sufficiently qualified.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,


/s/ Jeffrey L. Shames


Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management



/s/ Michael Roberge



Michael Roberge
Portfolio Manager

May 14, 1998

The opinions expressed in this report are those of the portfolio manager and are only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------

In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust hereby gives notice that it may from time to time repurchase shares of the Trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

-----------------------------------------
Performance Summary
(For the six months ended April 30, 1998)

Net Asset Value Per Share
October 31, 1997                  $8.51
April 30, 1998                    $8.52
New York Stock Exchange Price
October 31, 1997                  $9.063
February 9, 1998 (high)*          $9.625
April 30, 1998 (low)*             $8.625
April 30, 1998                    $8.625

*For the period November 1, 1997, through April 30, 1998.
-----------------------------------------

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of April 30, 1998, our records indicate that there are 6,413 registered shareholders and approximately 16,600 shareholders owning Trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the Trust, please write or call:

          State Street Bank and Trust Company
          P.O. Box 8200
          Boston, MA 02266-8200
          1-800-637-2304

New York Stock Exchange Symbol
The New York Stock Exchange symbol is MFM.

Investment Objective and Policies

The investment objective of MFS[RegTM] Municipal Income Trust is to provide a high current income exempt from federal income taxes.

The Trust seeks to achieve its objective by investing primarily in medium- and lower-quality municipal bonds and notes. The Trust may also enter into futures contracts and purchase securities on a "when-issued" basis.

Dividend Reinvestment and
Cash Purchase Plan

The Trust offers a Dividend Reinvestment and Cash Purchase Plan which allows you to reinvest either all of the distributions or only the long-term capital gains paid by the Trust. Unless the shares are trading at a premium (exceeding net asset value), purchases are made at the market price. Otherwise, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares of the Trust. Investments from $100 to $500 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the Trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. A service fee of $0.75 is charged for each cash purchase as well as a pro rata share of the brokerage commissions, if any. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan or to receive a brochure providing a complete description of the Plan, please contact the Plan agent at the address and telephone number located on the back cover of this report. Please have available the name of the Trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

--------------------------------------------------------------------------------
          NOT FDIC INSURED      MAY LOSE VALUE      NO BANK GUARANTEE
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited) -- April 30, 1998

Municipal Bonds -- 98.0%

                                     Principal Amount
Issuer                                (000 Omitted)                Value
General Obligation -- 1.6%
Chicago, IL, FGIC, 5.125s,
  2025 .............................      $2,000                $1,925,580
Markham, IL, 9s, 2012 ..............       1,285                 1,304,275
New York City, NY, 6.125s,
  2025 .............................       2,000                 2,123,560
                                                                ----------
                                                                $5,353,415
                                                                ----------
State and Local
  Appropriation -- 0.6%
Riverside County, CA, Asset
  Leasing Corp., Leashold
  Rev. (Riverside County
  Hospital), MBIA, 0s, 2026 ........      $8,595                $1,883,766
                                                                ----------
Refunded and Special
   Obligations -- 20.1%
Arapahoe County, CO, Capital
  Improvement, Highway Rev.,
  0s, 2015 .........................      $1,000                $  344,750
Arapahoe County, CO, Water
  & Sanitation District, 9.25s,
  1998 .............................       1,700                 1,768,493
Arapahoe County, CO, Water
  & Sanitation District, 9.25s,
  2013 .............................         300                   312,087
Clermont County, OH, Hospital
  Facilities Rev. (Mercy Health
  Systems), AMBAC, MVRICs,
  9.271s, 2021[dbldag][dbldag] .....         500                   593,205
Colorado Health Facilities
  Authority, Retirement
  Facilities Rev. (Liberty
  Heights), 0s, 2024 ...............      10,000                 2,426,300
Dade County, FL, AMBAC, 0s,
  2032 .............................      15,080                 2,062,190
Denver, CO, City & County
  Airport Rev., 8.75s, 2023 ........         400                   463,136
Desert Hospital District, CA,
  Hospital Rev. (Desert
  Hospital Corp.), 8.684s,
  2020[dbldag][dbldag] .............       1,500                 1,781,295
Hannibal, MO, Industrial
  Development Authority
  (Hannibal Regional
  Healthcare), 9.5s, 2022+ .........       1,500                 1,789,185
Illinois Development Finance
  Authority, Retirement
  Housing Rev. (Regency
  Park), ETM, 0s, 2025 .............      26,000                 5,975,840
Jefferson County, OH, 7.125s,
  2019 .............................       1,000                 1,177,560


                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Refunded and Special
  Obligations -- continued
Maine Health & Higher
  Education Facilities Authority
  (St. Mary's General
  Hospital), 8.625s, 1999 ..........      $1,000                $1,071,330
Massachusetts Health &
  Education Facilities Authority
  (Fairview Extended Care
  Facility), 10.25s, 2021 ..........       1,500                 1,759,665
Massachusetts Industrial
  Finance Agency, Tunnel Rev.
  (Mass. Turnpike), 9s, 2020 .......       3,760                 4,231,993
Mississippi Hospital Equipment
  & Facilities Authority Rev.
  (Rush Medical Foundation),
  8.75s, 2001 ......................       1,000                 1,128,320
New Lenox, IL, Community
  Park Development Authority,
  8.25s, 2004 ......................       2,000                 2,428,000
Prince William County, VA,
  Industrial Development
  Authority, Residential Care
  Facility (Westminster at Lake
  Ridge), 10s, 2022 ................       1,500                 1,803,375
Russellville, AR, Industrial
  Development Rev. (Charles
  Meyers), 10s, 1999 ...............       4,985                 5,424,129
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev., 0s,
  2006 .............................       2,300                 1,611,633
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev., 0s,
  2011 .............................       6,600                 3,550,734
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev., 0s,
  2019 .............................      10,000                 3,436,800
Telluride, CO, Gondola Transit
  Co., Real Estate Transfer,
  11.5s, 2012 ......................       2,475                 3,959,356
Texas Turnpike Authority
  (Houston Ship Channel
  Bridge), 12.625s, 2002 ...........      10,565                13,959,640
Walton, GA, Industrial
  Development Rev. (Ultima
  Rubber Products), 10s,
  2010 .............................       1,700                 1,918,263

                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Refunded and Special
  Obligations -- continued
Washington Public Power
  Supply System Rev.
  (Nuclear Project #1),
  14.375s, 2001 ....................      $1,460               $ 1,701,265
                                                               -----------
                                                               $66,678,544
                                                               -----------
Airport and Port
   Revenue -- 5.4%
Atlanta, GA, Special Purpose
  Facilities Rev. (Delta Airlines),
  7.9s, 2018 .......................      $2,100               $ 2,234,652
California Statewide
  Communities Development
  Authority Lease Rev. (United
  Air Lines Inc.), 5.625s,
  2034 .............................       2,000                 2,006,560
Cleveland, OH, Airport Special
  Facilities Rev. (Continental
  Airlines), 9s, 2019 ..............       3,150                 3,436,555
Denver, CO, City & County
  Airport Rev., 8.75s, 2023 ........       1,100                 1,261,150
Hillsborough County, FL,
  Aviation Authority Rev.
  (USAir), 8.6s, 2022 ..............         650                   738,322
Kenton County, KY, Airport
  Board Special Facilities
  (Delta Airlines), 7.5s, 2020 .....       1,000                 1,101,530
Tulsa, OK, Municipal Airport
  Trust Rev. (American
  Airlines), 7.375s, 2020 ..........       3,400                 3,672,918
Tulsa, OK, Municipal Airport
  Trust Rev. (American
  Airlines), 7.6s, 2030 ............       3,000                 3,292,620
                                                               -----------
                                                               $17,744,307
                                                               -----------
Electric and Gas Utility
   Revenue -- 7.4%
Alaska Industrial Development
  & Export Authority, Power
  Rev. (Upper Lynn Canal
  Regulatory Power), 5.8s,
  2018 .............................      $  830               $   815,508
Clark County, NV, Industrial
  Development Rev. (Nevada
  Power Co.), 5.6s, 2030 ...........       3,000                 2,947,590
Clark County, NV, Industrial
  Development Rev. (Nevada
  Power Co.), 5.9s, 2032 ...........       1,000                 1,008,920


                                     Principal Amount
Issuer                                (000 Omitted)                Value

Municipal Bonds -- continued
Electric and Gas Utility
  Revenue  -- continued
Midland, MI, Environmental
  Development Authority,
  Pollution Control Rev.
  (Midland Cogeneration),
  9.5s, 2009 .......................  $   $1,500               $ 1,650,870
New York City, NY, Industrial
  Development Agency
  (Brooklyn Navy Yard
  Cogeneration Partners),
  5.65s, 2028 ......................       4,500                 4,494,060
Ohio Water Development,
  Pollution Control Rev.
  (Cleveland Electric), 8s,
  2023 .............................       2,500                 2,836,275
Pima County, AZ, Industrial
  Development Authority
  (Tuscon Electric Power Co.),
  6s, 2029 .........................       3,000                 3,085,920
Pittsylvania County, VA,
  Industrial Development
  Authority Rev., 7.5s, 2014 .......       2,000                 2,201,800
Southern California Public
  Power Authority,
  Transmission Project Rev.,
  RIBS, 7.812s, 2012[dbldag][dbldag]       3,650                 4,084,277
West Feliciana Parish, LA,
  Pollution Control Rev. (Gulf
  States Utilities Co.), 5.8s,
  2015 .............................       1,500                 1,498,905
                                                               -----------
                                                               $24,624,125
                                                               -----------
Health Care
  Revenue -- 22.6%
Arkansas Development
  Finance Authority, Economic
  Development Rev.
  (Southwest Homes), 10.8s,
  2018 .............................      $1,380               $ 1,428,535
Baltimore County, MD, Nursing
  Facility Mortgage Rev.
  (Eastpoint Rehabilitation &
  Nursing Center), 6.75s,
  2028 .............................         500                   490,510
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 7.25s, 2001 .........         160                   157,501

                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Health Care
  Revenue -- continued
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 7.75s, 2006 .........        $300                 $ 290,091
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 8.125s, 2016 ........       1,085                 1,029,882
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 8.5s, 2026 ..........       2,405                 2,275,731
Bell County, TX, Health
  Facilities Development Corp.
  (Kings Daughters Hospital),
  9.25s, 2008 ......................         735                   789,956
Booneville, MO, Health
  Facilities Rev. (Gericare,
  Inc.), 11s, 2017 .................       1,900                 1,964,904
Boston, MA, Industrial
  Development Finance
  Authority Rev. (Stonehedge
  Convalescent Center),
  10.75s, 2011 .....................         735                   777,365
Brevard County, FL, Health
  Facilities Authority Rev.
  (Friendly Village), 9.25s,
  2012 .............................       2,245                 2,314,662
Broward County, FL, Industrial
  Development Authority
  (Beverly Enterprises, Inc.),
  9.8s, 2010 .......................       2,345                 2,612,940
Cambria County, PA, Industrial
  Development Authority
  (Beverly Enterprises), 10s,
  2012 .............................         720                   944,676
Cheneyville, LA, Westside
  Habilitation Center, 8.375s,
  2013 .............................       2,500                 2,751,400
Chester County, PA, Industrial
  Development Authority
  (RHA/PA Nursing Home),
  10.125s, 2019 ....................         952                   875,840
Connecticut Health &
  Educational Facilities
  (Johnson Evergreen), 8.5s,
  2014 .............................         650                   712,179



                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Health Care
  Revenue -- continued
Daphne, AL, Special Care
  Facilities Financing Authority
  (Westminster Village), 8.25s,
  2026+ ............................       $ 500                 $ 482,500
District of Columbia, Hospital
  Rev. (Hospital for Sick
  Children), 8.875s, 2021 ..........         475                   517,465
Fairfax, Fauquier & Loudoun
  Counties, VA, Health Center
  Commission, Nursing Home
  Rev., 9s, 2020 ...................       1,870                 2,039,366
Gadsden County, FL, Industrial
  Development Authority
  (RHA/FLA Properties),
  10.45s, 2018 .....................       2,520                 2,569,216
Greenville County, SC,
  Hospital Facility Rev.
  (Chestnut Hill), 10.375s,
  2016 .............................       2,795                 2,403,700
Hobbs County, NM, Health
  Facilities Rev. (Nemecal
  Associates), 9.625s, 2014 ........         895                   939,678
Illinois Health Facilities
  Authority Rev. (Centegra
  Health Systems), 5.25s,
  2018 .............................       1,000                   969,490
Lee County, FL, Industrial
  Development Authority
  (Beverly Enterprises), 10s,
  2010 .............................       1,930                 2,164,514
Louisiana Public Facilities
  Authority (Chateau Riviere
  Home for the Aged), 10.25s,
  2016 .............................       3,240                 3,324,920
Louisiana Public Facilities
  Authority (Southwest
  Medical Center), 11s, 2006........       3,822                 1,027,201
Massachusetts Health &
  Education Facilities Authority
  (St. Memorial Medical
  Center), 6s, 2023 ................         465                   463,201
Massachusetts Industrial
  Finance Agency (Martha's
  Vineyard Long-Term Care
  Facility), 9.25s, 2022**[dbldag] .       1,700                   436,900

                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Health Care
  Revenue -- continued
Massachusetts Industrial
  Finance Agency
  (Metropolitan Health
  Foundation, Inc.), 6.75s,
  2027 .............................      $1,500                $1,555,485
Massachusetts Industrial
  Finance Agency (Needham/
  Hamilton House), 11s, 2010........         800                   865,824
Michigan Hospital Finance
  Authority Rev. (Genesys
  Regional Medical), 5.5s,
  2018 .............................       2,000                 1,965,360
Michigan Hospital Finance
  Authority Rev. (Genesys
  Regional Medical), 5.5s,
  2027 .............................       1,000                   972,130
Millbrae, CA, Residential
  Facility (Magnolia Of
  Millbrae), 7.375s, 2027 ..........       1,000                 1,033,830
Monongalia County, WV,
  Health Facilities Rev.
  (Beverly Enterprises, Inc.),
  10s, 2007 ........................         980                 1,055,372
Montgomery County, PA,
  Higher Education & Health
  Authority Rev. (AHF/
  Montgomery), 10.5s, 2020 .........       2,460                 2,616,579
New Jersey Economic
  Development Authority
  (Courthouse Convalescent
  Center), 8.7s, 2014 ..............         650                   701,025
New Jersey Economic
  Development Authority
  (Geriatric & Medical
  Services), 9.625s, 2004 ..........         155                   172,025
New Jersey Economic
  Development Authority
  (Geriatric & Medical
  Services), 9.625s, 2022 ..........         675                   745,761
New Jersey Economic
  Development Authority
  (Greenwood Health Care),
  9.75s, 2011 ......................       1,395                 1,481,713
New Jersey Economic
  Development Authority
  (Wanaque Convalescent
  Center), 8.6s, 2011 ..............       1,000                 1,108,150



                                     Principal Amount
Issuer                                (000 Omitted)                Value

Municipal Bonds -- continued
Health Care
  Revenue -- continued
New Jersey Health Care
  Facilities Financing Authority
  (Cherry Hill), 8s, 2027 ..........      $1,000                $1,092,590
North Carolina Medical Care
  Commission, Hospital Rev.
  (Valdese General), 8.75s,
  2016 .............................       1,400                 1,576,680
Okaloosa County, FL,
  Retirement Rental Housing
  Rev. (Beverly Enterprises),
  10.75s, 2003 .....................       1,230                 1,277,970
Orange County, FL, Industrial
  Development Rev. (Friendly
  Village), 9.25s, 2012 ............       1,805                 1,847,598
Osceola County, FL, Industrial
  Development Rev.
  (Community Provider Pooled
  Loan), 7.75s, 2017 ...............       1,300                 1,374,672
Reedley, CA, Certificates of
  Participation (Mennonite
  Home), 7.5s, 2026 ................       3,000                 3,162,630
Rochester, MN, Health Care
  Facilities Rev. (Mayo Medical
  Foundation), 7.58s, 2021[sec] ....       1,000                 1,040,080
San Francisco, CA, City &
  County (Coventry Park),
  8.5s, 2026 .......................       2,000                 2,191,700
Santa Fe, NM, Industrial
  Development Rev. (Casa
  Real Nursing Home), 9.75s,
  2013 .............................       1,125                 1,227,150
Seminole County, FL, Industrial
  Development Authority
  (Friendly Village), 10s, 2011.....       1,695                 1,726,815
St. Charles County, MO,
  Industrial Development
  Authority (Garden View Care
  Center), 10s, 2016 ...............       2,215                 2,244,637
St. Petersburg, FL, Health
  Facilities Rev. (Swanholm
  Nursing), 10s, 2022 ..............         770                   693,000
Suffolk County, NY, Industrial
  Development Agency
  (APPLE), 9.75s, 2015** ...........       1,350                   607,500
Washington County, FL,
  Industrial Development
  Authority (Washington
  County), 10s, 2016 ...............       1,090                 1,093,684

                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Health Care
  Revenue -- continued
Waterford Township, MI,
  Economic Development Rev.
  (Canterbury Health Care),
  8.375s, 2023 .....................      $1,500               $ 1,500,000
Wilkinsburg, PA, Municipal
  Authority Health (Monroeville
  Christian), 8.25s, 2027 ..........       1,000                 1,085,800
                                                               -----------
                                                               $74,770,083
                                                               -----------
Industrial Revenue
  (Corporate Guarantee) -- 15.4%
Courtland, AL, Industrial
  Development Board, Solid
  Waste Disposal Rev.
  (Champion International
  Corp.), 6.375s, 2029 .............      $2,000               $ 2,132,060
Dayton, OH, Special Facilities
  Rev. (Emery Air Freight),
  12.5s, 2009 ......................       1,000                 1,063,890
Eastern Band of Cherokee
  Indian Community, NC
  (Carolina Mirror Co.),
  10.25s, 2009+ ....................       6,410                 6,454,037
Eastern Band of Cherokee
  Indian Community, NC
  (Carolina Mirror Co.), 11s,
  2012+ ............................         650                   654,413
Gulf Coast Waste Disposal
  Authority, TX (Valero Energy
  Corp.), 5.6s, 2032 ...............       1,000                   986,710
Hardeman County, TN
  (Correctional Facilities
  Corp.), 7.75s, 2017 ..............       2,220                 2,470,327
Hernando County, FL, Water &
  Sewer Rev. (Florida Crushed
  Stone), 8.5s, 2014 ...............       3,600                 4,186,512
Hodge Village, LA, Utilities
  Rev. (Stone Container), 9s,
  2010 .............................       7,585                 8,186,718
Indiana Development Finance
  Authority Rev. (Inland Steel),
  5.75s, 2011 ......................       1,000                 1,043,170
Lawrenceburg, TN, Industrial
  Development Board (Tridon,
  Inc.), 9.875s, 2006 ..............       1,400                 1,494,584
Mesa County, CO (Joy
  Technologies), 8.5s, 2006 ........         650                   734,513


                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Industrial Revenue (Corporate
  Guarantee) -- continued
Navajo County, AZ, Industrial
  Development Authority
  (Stone Container Corp.),
  7.2s, 2027 .......................      $  880               $   981,473
New Hampshire Business
  Authority, Sewer & Solid
  Waste Disposal (Crown
  Paper), 7.875s, 2026 .............       1,550                 1,795,164
New Jersey Economic
  Development Authority (Holt
  Hauling & Warehousing),
  8.4s, 2015 .......................       1,000                 1,082,630
New Jersey Economic
  Development Authority (Holt
  Hauling & Warehousing),
  8.6s, 2017 .......................       1,000                 1,089,100
New York City, NY, Industrial
  Development Rev. (Brooklyn
  Navy Yard Cogeneration
  Partners), 5.75s, 2036 ...........       2,500                 2,518,800
Ohio Solid Waste Rev.
  (Republic Engineered
  Steels), 8.25s, 2014 .............       3,000                 3,215,280
Ohio Solid Waste Rev.
  (Republic Engineered
  Steels), 9s, 2021 ................       3,000                 3,334,770
Philadelphia, PA, Industrial
  Development Authority Rev.,
  7.75s, 2017 ......................       3,255                 3,628,446
Port of New Orleans, LA,
  8.25s, 2004 ......................         900                 1,018,044
Port of New Orleans, LA
  (Avondale Industries), 8.5s,
  2014 .............................       1,650                 1,899,579
Riverdale, IL, Enviromental
  Improvement Rev. (Acme
  Metals), 7.9s, 2024 ..............       1,000                 1,126,810
                                                               -----------
                                                               $51,097,030
                                                               -----------
Insured Health Care
  Revenue -- 1.1%
Bexar County, TX, Health
  Facilities Development
  (Baptist Health Systems),
  MBIA, 5.25s, 2027 .................     $1,000               $   972,390

                                     Principal Amount
Issuer                                (000 Omitted)                Value

Municipal Bonds -- continued
Insured Health Care
  Revenue -- continued
North Central, TX, Health
  Facilities Development Corp.
  (Presbyterian Hospital),
  MBIA, 9.345s, 2021[dbldag][dbldag]     $ 1,500               $ 1,751,055
Salt Lake City, UT, Hospital
  Rev. (Intermountain Health
  Care), AMBAC, 9.287s,
  2020[dbldag][dbldag] .............         650                   751,016
                                                               -----------
                                                               $ 3,474,461
                                                               -----------
Multi-Family Housing
  Revenue -- 4.6%
Austin, TX, Housing Finance
  Corp. (Woodland Heights
  Apartments), 10s, 2027 ...........     $ 1,000               $ 1,030,080
Colorado Housing Finance
  Authority, FHA, 9s, 2025 .........         865                   874,152
Dade County, FL, Housing
  Finance Agency
  (Blackstone), 8.375s,
  2002+ ............................       5,467                 5,656,133
Dade County, FL, Housing
  Finance Agency (Silverblue),
  8.375s, 2002+ ....................       3,788                 3,918,888
Dallas, TX, Housing Finance
  Corp., 8.5s, 2011 ................       1,270                 1,337,793
Eaglebend, CO, Affordable
  Housing Corp., 6.4s, 2017 ........       1,000                 1,057,990
Florida Multi-Family Housing
  Finance Agency Rev.
  (Center Court Apartments),
  8.5s, 2018 .......................       1,150                 1,198,576
Memphis, TN, Health,
  Education & Housing
  Facilities Board (Wesley
  Highland Terrace), 12.75s,
  2015++, ..........................         100                    85,000
                                                               -----------
                                                               $15,158,612
                                                               -----------
Sales and Excise Tax
  Revenue -- 0.8%
Black Hawk, CO, Device Tax
  Rev., 5.625s, 2021 ...............     $   250               $   242,903
Chicago, IL, Tax Increment
  Rev. (Ryan Garfield),
  10.125s, 2007 ....................       1,510                 1,556,297


                                     Principal Amount
Issuer                                (000 Omitted)                Value

Municipal Bonds -- continued
Sales and Excise Tax
  Revenue -- continued
Denver, CO, Urban Renewal
  Authority, Tax Increment
  Rev. (Downtown Denver),
  8.5s, 2013 .......................     $   465               $   483,274
Virgin Islands Public Finance
  Authority Rev., 5.875s,
  2018 .............................         500                   494,375
                                                               -----------
                                                               $ 2,776,849
                                                               -----------
Single Family Housing
  Revenue -- 7.7%
Bexar County, TX, Housing
  Finance Corp., 0s, 2015 ..........     $21,420               $ 3,381,575
Cook County, IL, 0s, 2015 ..........         800                   124,360
Corpus Christi, TX, Housing
  Finance Corp., MBIA, 0s,
  2011 .............................       3,000                   831,000
Dallas, TX, Housing Finance
  Corp., Single Family
  Mortgage Rev., MBIA, 0s,
  2016 .............................      13,890                 2,064,471
Denver, CO, City & County,
  Single Family Mortgage
  Rev., 0s, 2015 ...................       1,980                   293,951
Duval County, FL, Housing
  Finance Authority, 0s, 2015.......      19,975                 2,888,784
Georgia Housing & Finance
  Authority Rev., FHA, 0s,
  2031 .............................      17,080                 1,523,536
Harris County, TX, Housing
  Finance Corp., 9.625s,
  2003 .............................         840                   851,869
Harris County, TX, Housing
  Finance Corp., 9.875s,
  2014 .............................         535                   542,554
Jackson County, MO, 0s,
  2016 .............................       2,260                   293,868
Nebraska Investment Finance
  Authority, 6.25s, 2021 ...........       1,990                 2,108,564
Nebraska Investment Finance
  Authority, Single Family
  Mortgage Rev., 0s, 2015 ..........      32,625                 6,377,861
Nevada Housing Division,
  Single Family Mortgage
  Rev., 0s, 2015 ...................         364                    65,540
Ohio Housing Finance Agency,
  Single Family Mortgage
  Rev., GNMA, RIBS, 8.832s,
  2031[dbldag][dbldag] .............         800                   901,760

                                     Principal Amount
Issuer                                (000 Omitted)                Value
Municipal Bonds -- continued
Single Family Housing
  Revenue -- continued
Reno County, KS, Single
  Family Mortgage Rev.,
  AMBAC, 0s, 2014 ..................     $ 2,225              $    349,881
Saline County, KS, 0s, 2014 ........         750                   123,390
South Dakota Housing
  Development Authority,
  Homeownership Mortgage,
  5.8s, 2028 .......................       1,830                 1,873,261
Utah Housing Finance Agency,
  Residential Mortgage Rev.,
  9s, 2019 .........................          15                    15,279
Wisconsin Housing &
  Economic Development
  Authority, Home Ownership
  Rev., RIBS, 9.855s,
  2022[dbldag][dbldag]..............         855                   965,586
                                                              ------------
                                                              $ 25,577,090
                                                              ------------
Special Assessment
    District -- 0.2%
Heritage Isles, FL, Community
  Development District, 5.75s,
  2005 .............................     $   650              $    638,833
                                                              ------------
Student Loan
     Revenue -- 0.7%
Arizona Student Loan
  Acquisition Authority, "C",
  7.625s, 2010 .....................     $   750              $    838,238
Pennsylvania Higher Education
  Assistance Agency, AMBAC,
  8.138s, 2022[dbldag][dbldag] .....       1,300                 1,468,753
                                                              ------------
                                                              $  2,306,991
                                                              ------------
Turnpike
     Revenue -- 3.4%
Foothill/Eastern Transportation
  Corridor Agency, CA, Toll
  Road Rev., 0s, 2030 ..............     $25,950              $  4,484,419
Massachusetts Turnpike
  Authority, Capital
  Appreciation, "C", MBIA, 0s,
  2022 .............................      10,000                 2,829,200
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev.,
  MBIA, 5.25s, 2030 ................       1,500                 1,475,220
Telluride, CO, Gondola Transit
  Co., 11.5s, 2012 .................         425                   675,971
Telluride, CO, Gondola Transit
  Co., 9s, 2016 ....................         965                 1,133,586


                                     Principal Amount
Issuer                                (000 Omitted)                Value

Municipal Bonds -- continued
Turnpike Revenue -- continued
West Virginia Parkways,
  Economic Development &
  Tourism Authority, FGIC,
  RIBS, 7.452s, 2019[dbldag][dbldag]     $   600              $    651,834
                                                              ------------
                                                              $ 11,250,230
                                                              ------------
Universities -- 1.5%
Islip, NY, Community
  Development Agency Rev.
  (New York Institute of
  Technology), 7.5s, 2026 ..........     $ 2,500              $  2,743,125
Massachusetts Industrial
  Finance Agency (Emerson
  College), 8.9s, 2018 .............       2,000                 2,198,180
                                                              ------------
                                                              $  4,941,305
                                                              ------------
Water and Sewer Utility
  Revenue -- 1.8%
Detroit, MI, Sewage Disposal
  Rev., FGIC, 7.263s,
  2023[dbldag][dbldag]..............     $ 2,500              $  2,625,075
Harrisburg, PA, Authority
  Water Rev., FGIC, 7.32s,
  2015[dbldag][dbldag] .............       2,000                 2,227,160
New York City, NY, Municipal
  Water Finance Authority,
  Water & Sewer Systems
  Rev., FSA, 5.375s, 2026 ..........       1,100                 1,094,599
                                                              ------------
                                                              $  5,946,834
                                                              ------------
Other -- 3.1%
Danville, VA, Industrial
  Development Rev.
  (Piedmont Mall), 8s, 2017 ........     $ 5,795              $  6,142,642
District of Columbia (National
  Public Radio), 7.7s, 2023 ........       2,500                 2,740,350
Mississippi Development Bank
  (Diamond Lakes Utilities),
  6.25s, 2017 ......................       1,000                 1,012,250
St. Louis County, MO,
  Industrial Development
  Authority (Kiel Center Arena),
  7.875s, 2024 .....................         300                   330,576
                                                              ------------
                                                              $ 10,225,818
                                                              ------------
Total Municipal Bonds (Identified Cost,
  $300,041,562).................................              $324,448,293
                                                              ------------

Floating Rate Demand Notes -- 1.0%

                                     Principal Amount
Issuer                                (000 Omitted)                Value
Burke County, GA,
  Development Authority,
  Pollution Control Rev.
  (Georgia Power Co.), due
  09/01/25 ......................         $  100              $    100,000
Harris County, TX, Health
  Facilities Development
  Corp., Hospital Rev.
  (Methodist Hospital), due
  12/01/25 ......................            100                   100,000
Harris County, TX, Industrial
  Development Corp. (Shell
  Oil Co.), due 04/01/27 ........            100                   100,000
Lincoln County, WY, Pollution
  Control Rev. (Exxon), due
  11/01/14 ......................            300                   300,000
Lincoln County, WY, Pollution
  Control Rev. (Exxon), due
  07/01/17 ......................          1,000                 1,000,000
St. Lucie County, FL, Pollution
  Control Rev. (Florida Power
  & Light Co.), due 01/01/26.....          1,100                 1,100,000
Uinta County, WY, Pollution
  Control Rev. (Chevron), due
  08/15/20 ......................            600                   600,000
                                                              ------------
Total Floating Rate Demand
  Notes, at Identified Cost .....                             $  3,300,000
                                                              ------------
Total Investments (Identified
  Cost, $303,341,562)............                             $327,748,293
Other Assets,
  Less Liabilities -- 1.0% .....................                 3,469,317
                                                              ------------
Net Assets -- 100.0% ...........................              $331,217,610
                                                              ------------

** Non-income producing security-in default.
+ Restricted security.
++ Security accruing partial interest-in default.
[sec] Indexed security.
[dbldag] Security valued by or at the direction of the Trustees.
[dbldag][dbldag] Inverse floating rate security.


See notes to financial statements

Statement of Assets and Liabilities (Unaudited) -- April 30, 1998

Assets:
 Investments, at value (identified cost, $303,341,562) ...................................    $ 327,748,293
 Cash ....................................................................................           11,659
 Receivable for investments sold .........................................................           85,835
 Interest receivable .....................................................................        6,448,662
 Other assets ............................................................................            2,893
                                                                                              -------------
   Total assets ..........................................................................    $ 334,297,342
                                                                                              -------------
Liabilities:
 Payable to dividend disbursing agent ....................................................    $     237,850
 Payable for investments purchased .......................................................        2,485,946
 Payable to affiliates -
  Management fee .........................................................................            8,078
  Transfer and dividend disbursing agent fee .............................................            9,291
  Administrative fee .....................................................................              136
 Accrued expenses and other liabilities ..................................................          338,431
                                                                                              -------------
   Total liabilities .....................................................................    $   3,079,732
                                                                                              -------------
Net assets ...............................................................................    $ 331,217,610
                                                                                              =============
Net assets consist of:
 Paid-in capital .........................................................................    $ 353,977,473
 Unrealized appreciation on investments ..................................................       24,406,731
 Accumulated net realized loss on investments ............................................      (47,967,188)
 Accumulated undistributed net investment income .........................................          800,594
                                                                                              -------------
   Total .................................................................................    $ 331,217,610
                                                                                              =============
Shares of beneficial interest outstanding ................................................       38,853,106
                                                                                              =============
Net asset value per share (net assets [divided by] shares of beneficial interest              $        8.52
  outstanding)                                                                                =============

                       See notes to financial statements

Statement of Operations (Unaudited) -- Six Months Ended April 30, 1998


Net investment income:
 Interest income .........................................................    $12,828,584
                                                                              -----------

Expenses --
  Management fee .........................................................    $ 1,465,755
  Trustees' compensation .................................................         66,220
  Administrative fee .....................................................         21,764
  Transfer and dividend disbursing agent fee .............................         55,401
  Custodian fee ..........................................................         54,273
  Printing ...............................................................         15,043
  Postage ................................................................         21,776
  Auditing fees ..........................................................         19,640
  Legal fees .............................................................          2,601
  Miscellaneous ..........................................................        107,522
                                                                              -----------
   Total expenses ........................................................    $ 1,829,995
  Fees paid indirectly ...................................................        (30,612)
                                                                              -----------
   Net expenses ..........................................................    $ 1,799,383
                                                                              -----------
    Net investment income ................................................    $11,029,201
                                                                              -----------
Realized and unrealized gain on investments:
  Realized gain on investment transactions (identified cost basis) .......    $   151,497
  Change in unrealized appreciation on investments .......................        489,886
                                                                              -----------
   Net realized and unrealized gain on investments .......................    $   641,383
                                                                              -----------
    Increase in net assets from operations ...............................    $11,670,584
                                                                              ===========

                       See notes to financial statements

Statement of Changes in Net Assets


                                                                                   Six Months Ended
                                                                                    April 30, 1998        Year Ended
                                                                                     (Unaudited)       October 31, 1997
                                                                                  -----------------   -----------------
Increase (decrease) in net assets:
From operations --
 Net investment income ........................................................     $  11,029,201       $  23,593,846
 Net realized gain (loss) on investments ......................................           151,497         (15,621,735)
 Net unrealized gain on investments ...........................................           489,886          14,018,262
                                                                                    -------------       -------------
  Increase in net assets from operations ......................................     $  11,670,584       $  21,990,373
                                                                                    -------------       -------------
Distributions declared to shareholders
 from net investment income ...................................................     $ (11,245,330)      $(24,833,070)
                                                                                    -------------       -------------
Net increase in net assets from Trust share transactions ......................     $   1,510,454       $   3,494,657
                                                                                    -------------       -------------
  Total increase in net assets ................................................     $   1,935,708       $     651,960
Net assets:
 At beginning of period .......................................................       329,281,902         328,629,942
                                                                                    -------------       -------------
 At end of period (including accumulated undistributed net investment income of
  $800,594 and $1,016,723, respectively).......................................     $ 331,217,610       $ 329,281,902
                                                                                    =============       =============

                       See notes to financial statements

Financial Highlights


                                                                      Six Months
                                                                         Ended
                                                                       April 30,
                                                                         1998
                                                                      (Unaudited)
Per share data (for a share outstanding throughout each period):   ----------------
Net asset value --
 beginning of period .............................................    $    8.51
                                                                      ---------
Income from investment operations# --
 Net investment income ...........................................    $    0.28
 Net realized and unrealized gain (loss) on investments ..........         0.02
                                                                      ---------
  Total from investment operations ...............................    $    0.30
                                                                      ---------
 Less distributions declared to shareholders
  from net investment income .....................................    $   (0.29)
                                                                      ---------
Net asset value -- end of period .................................    $    8.52
                                                                      =========
Per share market value -- end of period ..........................    $    8.63
                                                                      =========
Total return .....................................................      (1.61)%++
Ratios (to average net assets)/Supplemental data:
  Expenses ## ....................................................        1.11%+
  Net investment income ..........................................        6.71%+
Portfolio turnover ...............................................           7%
Net assets at end of period
 (000 omitted) ...................................................    $ 331,218



                                                                                 Year Ended October 31,
                                                                    -----------------------------------------------
                                                                       1997         1996         1995         1994
                                                                     -------      -------      -------      -------
Per share data (for a share outstanding throughout each period):
Net asset value --
 beginning of period .............................................   $  8.58      $  8.84      $  8.73      $  9.04
                                                                     -------      -------      -------      -------
Income from investment operations# --
 Net investment income ...........................................   $  0.61      $  0.66      $  0.68      $  0.68
 Net realized and unrealized gain (loss) on investments ..........     (0.03)       (0.26)        0.13        (0.29)
                                                                     --------     --------     -------      -------
  Total from investment operations ...............................   $  0.58      $  0.40      $  0.81      $  0.39
                                                                     --------     --------     -------      -------
 Less distributions declared to shareholders
  from net investment income .....................................   $ (0.65)    $  (0.66)    $  (0.70)     $ (0.70)
                                                                     --------     --------     --------     -------
Net asset value -- end of period .................................   $  8.51      $  8.58      $  8.84      $  8.73
                                                                     ========     ========     ========     =======
Per share market value -- end of period ..........................   $  9.06      $  9.38      $  9.50      $  9.13
                                                                     ========     ========     ========     =======
Total return .....................................................     3.90%        4.50%       12.57%      (1.47)%
Ratios (to average net assets)/Supplemental data:
  Expenses ## ....................................................     1.19%        1.24%        1.33%        1.31%
  Net investment income ..........................................     7.26%        7.47%        7.66%        7.58%
Portfolio turnover ...............................................       21%          13%          14%          22%
Net assets at end of period
 (000 omitted) ...................................................  $329,282     $328,630     $334,985     $327,193

+ Annualized.
++ Not annualized.
# Per share data for the periods subsequent to October 31, 1992, are based on average shares outstanding.
## For fiscal years ending after September 1, 1995, the Trust's expenses are calculated without reduction for fees paid indirectly.


                       See notes to financial statements

                                                                       Year Ended October 31,
                                                                      -------------------------
                                                                          1993         1992
Per share data (for a share outstanding throughout each period):      ------------ ------------
Net asset value --
 beginning of period ................................................    $  8.78      $  8.94
                                                                         -------      -------
Income from investment operations# --
 Net investment income ..............................................    $  0.75      $  0.73
 Net realized and unrealized gain (loss) on investments .............       0.21        (0.17)
                                                                         -------      -------
  Total from investment operations ..................................    $  0.96      $  0.56
                                                                         -------      -------
 Less distributions declared to shareholders
  from net investment income ........................................    $ (0.70)     $ (0.72)
                                                                         -------      -------
Net asset value -- end of period ....................................    $  9.04      $  8.78
                                                                         =======      =======
Per share market value -- end of period .............................    $ 10.00      $  9.00
                                                                         =======      =======
Total return ........................................................     10.95%        5.34%
Ratios (to average net assets)/Supplemental data:
  Expenses ..........................................................      1.33%        1.34%
  Net investment income .............................................      7.55%        8.17%
Portfolio turnover ..................................................        14%          17%
Net assets at end of period
 (000 omitted) ......................................................   $335,256     $323,060



                                                                                    Year Ended October 31,
                                                                        --------------------------------------------
Per share data (for a share outstanding throughout each period):         1991         1990         1989       1988
                                                                        -------      -------      -------    -------
Net asset value --
 beginning of period ................................................   $  9.02      $  9.44      $  9.22    $  8.67
                                                                        -------      -------      -------    -------
Income from investment operations# --
 Net investment income ..............................................   $  0.70      $  0.75      $  0.76    $  0.75
 Net realized and unrealized gain (loss) on investments .............     (0.05)       (0.41)        0.22       0.54
                                                                        -------      -------      -------    -------
  Total from investment operations ..................................   $  0.65      $  0.34      $  0.98    $  1.29
                                                                        -------      -------      -------    -------
 Less distributions declared to shareholders
  from net investment income ........................................   $ (0.73)     $ (0.76)     $ (0.76)   $ (0.74)
                                                                        -------      -------      -------    --------
Net asset value -- end of period ....................................   $  8.94      $  9.02      $  9.44    $  9.22
                                                                        =======      =======      =======   ========
Per share market value -- end of period .............................   $  9.25      $  8.38      $  9.88    $  9.88
                                                                        =======      =======      =======   ========
Total return ........................................................    19.88%      (7.87)%        8.32%     26.11%
Ratios (to average net assets)/Supplemental data:
  Expenses ..........................................................     1.27%        1.21%        1.28%      1.25%
  Net investment income .............................................     7.79%        8.07%        8.15%      8.35%
Portfolio turnover ..................................................       21%          19%          16%        37%
Net assets at end of period
 (000 omitted) ......................................................  $325,077     $325,767     $338,461   $327,193

# Per share data for the periods subsequent to October 31, 1992, are based on average shares outstanding.


                       See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Income Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

(2) Significant Accounting Policies
General -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Trust can invest at least 65% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Indexed Securities -- The Trust may invest in indexed securities whose value may be linked to interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Investment Transactions and Income -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The Trust uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly -- The Trust's custody fee is calculated as a percentage of the Trust's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Trust. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Trust files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Trust's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Trust distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At October 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $48,084,642, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 1999, ($1,898,227), October 31, 2000, ($4,765,334),
October 31, 2001, ($3,636,033), October 31, 2002, ($7,977,644), October 31,
2003, ($4,513,979) October 31, 2004, ($8,774,606), and October 31, 2005,
($16,518,819).

(3) Transactions with Affiliates
Investment Adviser -- The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of average daily net assets and 6.32% of investment income.

Administrator -- The Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Trust pays MFS an administrative fee at the following annual percentages of the Trust's average daily net assets:


  First $1 billion..................     0.0150%
  Next $1 billion...................     0.0125%
  Next $1 billion...................     0.0100%
  In excess of $3 billion...........     0.0000%

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $ 20,620 for the period ended April 30, 1998.

Transfer Agent -- MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend service fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $ 25,091,707 and $23,076,071, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Trust, as computed on a federal income tax basis, are as follows:


      Aggregate cost ........................    $303,341,562
                                                 ============
      Gross unrealized appreciation .........    $ 29,643,358
      Gross unrealized depreciation .........      (5,236,627)
                                                 ------------
       Net unrealized appreciation ..........    $ 24,406,731
                                                 ============

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:


                                                     Period         Year Ended
                                                 Ended April 30,    October 31,
                                                      1998             1997
                                                -----------------   ------------
     Shares issued to shareholders in
      reinvestment of distributions .........       173,462           390,535
                                                    =======           =======

(6) Line of Credit

The Trust and other affiliated funds participate in a $805 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Trust shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Trust for the period ended April 30, 1998, was $853.

(7) Restricted Securities
The Trust may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 1998, the Trust owned the following restricted securities (constituting 5.7% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value as determined in good faith by or at the direction of the Trustees.


                                                                     Date of      Principal
Description                                                        Acquisition     Amount          Cost            Value
--------------------------------------------------------------------------------------------------------------------------
Dade County, FL, Housing Finance Agency
 (Blackstone), 8.375s, 2002 .....................................     4/22/94    $ 5,466,500    $5,466,500     $ 5,656,133
Dade County, FL, Housing Finance Agency
 (Silverblue), 8.375s, 2002 .....................................     4/22/94      3,787,500     3,787,500       3,918,888
Daphne, AL, Special Care Facilities
 Financing Authority (Westminster Village), 8.25s, 2026 .........    10/28/88        500,000       500,186         482,500
Eastern Band of Cherokee Indian Community, NC
 (Carolina Mirror Co.), 10.25s, 2009 ............................    12/10/86      6,410,000     6,281,798       6,454,037
Eastern Band of Cherokee Indian Community, NC
 (Carolina Mirror Co.), 11s, 2012 ...............................     2/05/88        650,000       601,250         654,413
Hannibal, MO, Industrial Development Authority
 (Hannibal Regional Healthcare), 9.5s, 2022 .....................     8/28/92      1,500,000     1,485,745       1,789,185
                                                                                                               -----------
                                                                                                               $18,955,156
                                                                                                               ===========

MFS(R) Municipal Income Trust

Trustees
Richard B. Bailey*(2)
Private Investor; Former Chairman and
Director (until 1991), MFS Investment
Management


Peter G. Harwood(1)
Private Investor

J. Atwood Ives(2)
Chairman and Chief Executive Officer,
Eastern Enterprises


Lawrence T. Perera(2)
Partner, Hemenway & Barnes


William J. Poorvu(1)
Adjunct Professor, Harvard University
Graduate School of Business
Administration


Charles W. Schmidt(1)
Private Investor

Arnold D. Scott*
Senior Executive Vice President,
Director, and Secretary,
MFS Investment Management


Jeffrey L. Shames*
Chairman, Chief Executive Officer,
and Director, MFS Investment
Management


Elaine R. Smith(1)
Independent Consultant


David B. Stone(1)(2)
Chairman, North American
Management Corp.
(investment advisers)

Portfolio Manager
Michael Roberge*

Treasurer
W. Thomas London*

Assistant Treasurers
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Transfer Agent,
Registrar, and Dividend
Disbursing Agent
State Street Bank and
Trust Company
c/o MFS Service Center, Inc.
P.O. Box 9024
Boston, MA 02205-9824
1-800-637-2304

Custodian
State Street Bank and
Trust Company

Investment Adviser
Massachusetts Financial
Services Company
500 Boylston Street
Boston, MA 02116-3741

*  Affiliated with the Investment Adviser.
(1)Member of Audit Committee.
(2)Member of Portfolio Trading Committee.


[recycle symbol] This report is printed on recycled paper.      MFMCE-3 6/98 36M